Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)	Total	Ordinary share	Additional paid-in capital	Statutory reserve	Retained earnings (Accumulated deficit)	Accumulated other comprehensive loss	Shareholder’s equity (deficit)	Non controlling interests
Balance at Dec. 31, 2015	$ 103,369,854		$ 94,723,964	$ 4,667,254	$ 6,064,526	$ (2,085,890)	$ 103,369,854
Balance, (in shares) at Dec. 31, 2015		20,000,000
Effect of Reverse Merger	(3,117,895)		(3,117,895)				(3,117,895)
Effect of Reverse Merger, shares		2,172,832
Issuance of shares for share-based compensation	$ 21,330		$ 21,330				$ 21,330
Issuance of shares for share-based compensation, shares		2,700
Shares conversion from rights		721,229
Share dividend payment to shareholders	$ 17,160		$ 17,160				$ 17,160
Share dividend Payment to shareholders, shares		2,103
Net (loss) income	17,278,404				17,278,404		17,278,404
Dividend to shareholders	(5,782,484)				(5,782,484)		(5,782,484)
Transfer to statutory reserve				1,868,984	(1,868,984)
Foreign currency translation adjustments	(7,530,549)					(7,530,549)	(7,530,549)
Balance at Dec. 31, 2016	104,255,820		91,644,559	6,536,238	15,691,462	(9,616,439)	104,255,820
Balance, (in shares) at Dec. 31, 2016		22,898,864
Share dividend payment to shareholders	5,332,969		5,332,969				5,332,969
Share dividend Payment to shareholders, shares		859,953
Net (loss) income	(54,783,273)				(54,783,273)		(54,783,273)
Dividend to shareholders	(2,630,649)				(2,630,649)		(2,630,649)
Transfer to statutory reserve				84,825	(84,825)
Foreign currency translation adjustments	5,608,353					5,608,353	5,608,353
Balance at Dec. 31, 2017	57,783,220		96,977,528	6,621,063	(41,807,285)	(4,008,086)	57,783,220
Balance, (in shares) at Dec. 31, 2017		23,758,817
Issuance of ordinary shares in a private placement with two investors (Note 8)	247,747		247,747				247,747
Issuance of ordinary shares in a private placement with two investors (Note 8), shares		769,232
Issuance and exercise of Series B Warrants (Note 8)	504,238		504,238				504,238
Issuance and exercise of Series B Warrants (Note 8), shares		390,579
Issuance of restricted shares	315,724		315,724				315,724
Issuance of restricted shares, shares		370,525
Forfeiture of restricted shares	(9,085)		(9,085)				(9,085)
Forfeiture of restricted shares, shares		(1,150)
Net (loss) income	(94,126,307)				(94,126,383)		(94,126,383)	76
Dividend to shareholders	(686,400)				(686,400)		(686,400)
Foreign currency translation adjustments	(29,318)					(29,318)	(29,318)
Balance at Dec. 31, 2018	$ (36,000,181)		$ 98,036,152	$ 6,621,063	$ (136,620,068)	$ (4,037,404)	$ (36,000,257)	$ 76
Balance, (in shares) at Dec. 31, 2018		25,288,003